Financing Transactions - Summary of Proceeds Received from Financial Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Teekay Offshore [Member]	Dec. 31, 2013 Teekay Offshore [Member] Direct/Private Equity Placement [Member]	Dec. 31, 2012 Teekay Offshore [Member] Direct/Private Equity Placement [Member]	Dec. 31, 2011 Teekay Offshore [Member] Direct/Private Equity Placement [Member]	Dec. 31, 2013 Teekay Offshore [Member] Preferred Units Offering [Member]	Dec. 31, 2013 Teekay Offshore [Member] Continuous Offering Program [Member]	Dec. 31, 2012 Teekay Offshore [Member] Public Offerings [Member]	Dec. 31, 2013 Teekay LNG [Member] Direct/Private Equity Placement [Member]	Dec. 31, 2013 Teekay LNG [Member] Continuous Offering Program [Member]	Dec. 31, 2013 Teekay LNG [Member] Public Offerings [Member]	Dec. 31, 2012 Teekay LNG [Member] Public Offerings [Member]	Dec. 31, 2011 Teekay LNG [Member] Public Offerings [Member]	Dec. 31, 2012 Teekay Tankers [Member] Public Offerings [Member]	Dec. 31, 2011 Teekay Tankers [Member] Public Offerings [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received				$ 35,000	$ 115,688	$ 45,919	$ 420,145	$ 150,000	$ 2,819	$ 219,474	$ 40,816	$ 5,383	$ 150,040	$ 189,243	$ 356,133	$ 69,000	$ 112,054
Less: Teekay Corporation Portion					(2,314)	(919)	(230,144)	0	(59)	(4,389)	(816)	(107)	(3,001)	(3,784)	(7,123)	0	0
Offering Expenses					(188)	0	(279)	(5,200)	(449)	(8,164)	(40)	(457)	(5,222)	(6,927)	(14,909)	(3,229)	(4,820)
Net Proceeds Received	$ 446,893	$ 496,224	$ 631,057		$ 113,186	$ 45,000	$ 189,722	$ 144,800	$ 2,311	$ 206,921	$ 39,960	$ 4,819	$ 141,817	$ 178,532	$ 334,101	$ 65,771	$ 107,234